Share Capital and Reserves - Schedule of Changes in the Issued and Outstanding Capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Changes In The Issued And Outstanding Capital Abstract
Balance beginning	415,103,076	69,579,231	27,780,896
Issuance of ADSs as commitment shares for receiving an equity line			340,760
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - SEPA		17,375,000	21,530,865
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - New SEPA	6,741,784,800	240,390,000
Repayment of Promissory Notes through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line- SEPA			11,503,375
Repayment of Promissory Notes through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - New SEPA	2,417,340,000	74,793,290
Repayment of Promissory Notes through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - SEPA III	486,000,000
Issuance of ADSs through public offering transaction as part of shelf prospectus	195,428,970	12,555,555	8,333,335
Exercise of restricted share units into ordinary shares	247,500	360,000	90,000
Issuance of ADSs to a supplier		50,000
Balance ending	10,255,904,346	415,103,076	69,579,231